UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [ ]                        Amendment Number:
                                                                     ---------
Institutional Investment Manager Filing this Report:

Name:     Sidus Investment Management, LLC

Address:  767 Third Avenue
          New York, NY 10017

Form 13F File Number: 028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Oshiro

Title:    CFO

Phone:    (212) 751-6644

Signature, Place, and Date of Signing:

/s/ Peter Oshiro             New York, New York             August 12, 2008
----------------             ------------------            -----------------
  [Signature]                  [City, State]                    [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $78,473 (in thousands)

List of Other Included Managers:         None



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                                                    FORM 13F INFORMATION TABLE

COLUMN 1                                COLUMN 2     COLUMN 3      COLUMN 4       COLUMN 5      COLUMN 6     COLUMN 7     COLUMN 8
--------                                --------     --------      --------       --------      --------     --------     --------

                                        TITLE OF                   VALUE       SHRS OR   SH/   INVESTMENT     OTHER        VOTING
NAME OF ISSUER                          CLASS          CUSIP      (x$1000)     PRN AMT   PRN   DISCRETION    MANAGERS    AUTHORITY
--------------                          -----          -----      --------     -------   ---   ----------    --------    ---------

ALCATEL-LUCENT SPONSORED ADR            SPON ADR     013904305       1510       250000    SH       SOLE        NONE         SOLE
APAC CUSTOMER SERVICES INC COM          COM          00185E106       6970      4356200    SH       SOLE        NONE         SOLE
BOOKHAM INC COM                         COM          09856E105       4394      2600000    SH       SOLE        NONE         SOLE
BORLAND SOFTWARE CORP COM               COM          099849101       2482      1825000    SH       SOLE        NONE         SOLE
CHECK POINT SOFTWARE TECH LT ORD        ORD          M22465104       2959       125000    SH       SOLE        NONE         SOLE
CONCURRENT COMPUTER CORP NEW COM        COM          206710204       2339      3440354    SH       SOLE        NONE         SOLE
CONVERGYS CORP COM                      COM          212485106       1115        75000    SH       SOLE        NONE         SOLE
ELECTROGLAS INC COM                     COM          285324109       3589      1888765    SH       SOLE        NONE         SOLE
EMAGEON INC COM                         COM          29076V109        581       270000    SH       SOLE        NONE         SOLE
EMCORE CORP COM                         COM          290846104        313        50000    SH       SOLE        NONE         SOLE
EMCORE CORP                             COM          290846104        105         1500   CALL      SOLE        NONE         SOLE
ENTEGRIS INC COM                        COM          29362U104       1965       300000    SH       SOLE        NONE         SOLE
EPICOR SOFTWARE CORP COM                COM          29426L108       2764       400000    SH       SOLE        NONE         SOLE
I2 TECHNOLOGIES INC COM NEW             COM NEW      465754208        622        50000    SH       SOLE        NONE         SOLE
IKANOS COMMUNICATIONS COM               COM          45173E105       1348       400000    SH       SOLE        NONE         SOLE
INTERDIGITAL INC COM                    COM          45867G101       1338        55000    SH       SOLE        NONE         SOLE
INTERNATIONAL BUSINESS MACHS COM        COM          459200101       4741        40000    SH       SOLE        NONE         SOLE
IONA TECHNOLOGIES PLC SPONSORED ADR     SPON ADR     46206P109        398       101000    SH       SOLE        NONE         SOLE
LCC INTERNATIONAL INC CL A              CL A         501810105       1387      1460300    SH       SOLE        NONE         SOLE
LOOKSMART LTD COM NEW                   COM NEW      543442503       5924      1470000    SH       SOLE        NONE         SOLE
MINDSPEED TECHNOLOGIES INC COM          COM          602682106       3595       817000    SH       SOLE        NONE         SOLE
NEWPORT CORP COM                        COM          651824104        570        50000    SH       SOLE        NONE         SOLE
NMS COMMUNICATIONS CORP COM             COM          629248105       2532      2281203    SH       SOLE        NONE         SOLE
NOKIA CORP SPONSORED ADR                SPON ADR     654902204       2450       100000    SH       SOLE        NONE         SOLE
OPENWAVE SYS INC COM NEW                COM NEW      683718308       3412      2290000    SH       SOLE        NONE         SOLE
PHOENIX TECHNOLOGY LTD COM              COM          719153108       2178       198000    SH       SOLE        NONE         SOLE
POWER-ONE INC COM                       COM          739308104       1796       950000    SH       SOLE        NONE         SOLE
PRESSTEK INC COM                        COM          741113104        248        50000    SH       SOLE        NONE         SOLE
PROSHARES TR ULTR SHRT MSCI             ULTR SHRT
                                        MSCI         74347R354       1512        20000    SH       SOLE        NONE         SOLE
QLOGIC CORP COM                         COM          747277101       2189       150000    SH       SOLE        NONE         SOLE
RICHARDSON ELECTRS LTD COM              COM          763165107       4311       727032    SH       SOLE        NONE         SOLE
SUPPORTSOFT INC COM                     COM          868587106       5369      1652000    SH       SOLE        NONE         SOLE
VASCO DATA SEC INTL INC COM             COM          92230Y104       1053       100000    SH       SOLE        NONE         SOLE
WEBSITE PROS INC COM                    COM          94769V105        417        50000    SH       SOLE        NONE         SOLE


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